RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 6) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended												12 Months Ended				12 Months Ended
	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Power CAD	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Commodity contract Power CAD	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Power Purchases MWh	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Commodity contract Power Purchases MWh	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Power Sales MWh	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Commodity contract Power Sales MWh	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Gas CAD	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Commodity contract Gas CAD	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Gas Purchases MMcf	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Commodity contract Gas Purchases MMcf	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Gas Sales MMcf	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Commodity contract Gas Sales MMcf	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Foreign Exchange CAD	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Foreign Exchange CAD	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Foreign Exchange Cross-currency USD ($)	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Foreign Exchange Cross-currency CAD	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Foreign Exchange U.S. dollars USD ($)	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Foreign Exchange U.S. dollars USD ($)	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Interest CAD	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Interest CAD	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Interest Canadian dollars CAD	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Interest Canadian dollars CAD	Dec. 31, 2012 Derivative Financial Instruments Held for Trading Interest U.S. dollars USD ($)	Dec. 31, 2011 Derivative Financial Instruments Held for Trading Interest U.S. dollars USD ($)	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Commodity contract Power CAD	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Commodity contract Power CAD	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Purchases MWh	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Purchases MWh	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Sales MWh	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Sales MWh	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Commodity contract Gas CAD	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Commodity contract Gas CAD	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Commodity contract Gas Purchases MMcf	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Commodity contract Gas Purchases MMcf	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Foreign Exchange CAD	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Foreign Exchange CAD	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Foreign Exchange Cross-currency USD ($)	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Foreign Exchange Cross-currency CAD	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Foreign Exchange Cross-currency USD ($)	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Foreign Exchange Cross-currency CAD	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Foreign Exchange U.S. dollars USD ($)	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Foreign Exchange U.S. dollars USD ($)	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Interest CAD	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Interest CAD	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Interest U.S. dollars USD ($)	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Interest U.S. dollars USD ($)	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest CAD	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest CAD	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest USD ($)	Dec. 31, 2011 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest USD ($)
Fair Values
Fair Value - Assets	139	185					88	176					1	3					22	14					76	16						3											10	13			10	13
Fair Value - Liabilities	(176)	(192)					(104)	(212)					(2)	(14)					(22)	(14)					(97)	(277)					(2)	(22)			(38)	(38)								(1)
Notional Values
Volumes			31,135,000	21,905,000	31,066,000	21,334,000			83,000	103,000	65,000	82,000															15,184,000	17,188,000	7,200,000	8,061,000			1,000	8,000
Notional value															37	47	1,408	1,269			620	684	200	250													100	136	100	136	12	73			350	600			350	350
Net gains and losses
Net unrealized (losses)/gains in the year	(30)	(2)					2	(50)					(1)	(4)					1
Net realized gains/(losses) in the year	5	42					(10)	(74)					26	10					1
Net realized gains/(losses) in the year																									(130)	(165)					(23)	(17)											7	(16)			7	7